 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 033-11466
File No. 811-05017
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	101	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	101

(Check appropriate box or boxes)

IVY VARIABLE INSURANCE PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

100 Independence, 610 Market Street, Philadelphia, PA		19106-2354
(Address of Principal Executive Offices)		(Zip Code)

Registrant’s Telephone Number, including Area Code:		(800) 523-1918

David F. Connor, Esq., 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354
(Name and Address of Agent for Service)

Please send copies of all communications to: Mark R. Greer, Esq. Stradley, Ronon, Stevens & Young, LLP 191 North Wacker Drive, Suite 1601, Chicago, IL 60606 (312) 964-3505

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on February 23, 2024 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X/	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 101, Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 93, Amendment No. 93 (“PEA 93”) filed on August 24, 2023 (i) the Prospectus for Delaware Ivy VIP International Core Equity; (ii) the Statement of Additional Information for Delaware Ivy VIP International Core Equity; and (iii) the Part C. This Amendment is being filed for the purpose of delaying the effectiveness of PEA 93 until February 23, 2024.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 16th day of February, 2024.

IVY VARIABLE INSURANCE PORTFOLIOS

By:	/s/ Shawn K. Lytle
Shawn K. Lytle President/Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	February 16, 2024
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Jerome D. Abernathy	*	Trustee	February 16, 2024
Jerome D. Abernathy

Ann D. Borowiec	*	Trustee	February 16, 2024
Ann D. Borowiec

Joseph W. Chow	*	Trustee	February 16, 2024
Joseph W. Chow

H. Jeffrey Dobbs	*	Trustee	February 16, 2024
H. Jeffrey Dobbs

John A. Fry	*	Trustee	February 16, 2024
John A. Fry

Joseph Harroz, Jr.	*	Trustee	February 16, 2024
Joseph Harroz, Jr.

Sandra A. J. Lawrence	*	Trustee	February 16, 2024
Sandra A. J. Lawrence

Frances A. Sevilla-Sacasa	*	Trustee	February 16, 2024
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Chair and Trustee	February 16, 2024
Thomas K. Whitford

Christianna Wood	*	Trustee	February 16, 2024
Christianna Wood

Richard Salus	*	Senior Vice President/Chief Financial Officer	February 16, 2024
Richard Salus		(Principal Financial Officer)

*By: /s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)